ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Accounting Policy [Line Items]
Administrative and management fees	$ 6,963,194	$ 6,757,797
Empower Retirement and BNYM
EBP, Accounting Policy [Line Items]
Administrative and management fees	$ 592,677	$ 715,367